Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
January 31, 2024
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 93.7%
Alabama — 0.4%
$ 1,500,000 City of Huntsville Warrants Refunding
GO, Series A,
5.00%, 08/01/26(a) ......... $ 1,512,858
13,000,000 Water Works Board of the City of
Birmingham Water Utility
Improvements Revenue Bonds,
Series B,
5.00%, 01/01/45(a) ......... 13,233,953
14,746,811
Arizona — 1.7%
1,715,000 Arizona Board of Regents Advance
Refunding COP, Series A,
5.00%, 06/01/24 ........... 1,725,707
12,270,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5.00%, 07/01/24 ........... 12,370,554
5,000,000 Arizona Department of Transportation
State Highway Fund Refunding
Revenue Bonds,
5 .00%, 07/01/32 ........... 5,947,936
10,000,000 Arizona Transportation Board
Refunding Revenue Bonds,
5.00%, 07/01/24 ........... 10,081,951
1,250,000 Arizona Water Infrastructure Finance
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 1,264,917
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5.00%, 07/01/29 ........... 5,456,725
5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5.00%, 07/01/31 ........... 5,599,402
7,500,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds,
5.00%, 01/01/30 ........... 8,173,960
3,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 01/01/33 ........... 4,190,698
Principal
Amount Value
Arizona (continued)
$ 6,810,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series A,
5.00%, 01/01/43 ........... $ 7,682,108
2,000,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series B,
5.00%, 01/01/43 ........... 2,272,112
5,250,000 Town of Gilbert Public Improvements
GO,
5.00%, 07/15/25 ........... 5,414,100
70,180,170
California — 5.8%
10,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5.00%, 10/01/36 ........... 12,032,839
10,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 11,039,918
4,735,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/32 ........... 5,325,675
1,500,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/26 ........... 1,554,026
2,250,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/27 ........... 2,373,278
4,340,000 City of San Francisco CA Public
Utilities Commission Water
Revenue Cash Flow Management
Revenue Bonds, Sub-Series C,
5.00%, 11/01/31 ........... 5,223,298
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5 .00%, 08/01/24 ........... 2,021,680
6,200,000 Los Angeles Community College
District University & College
Improvements GO, Series A-2,
5.50%, 08/01/24 ........... 6,212,249
4,325,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 4,588,180

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... $ 5,451,082
6,850,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 6,239,188
18,115,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series C,
5.00%, 05/01/30 ........... 19,923,948
4,415,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 4,578,950
14,000,000 State of California Current Refunding
GO,
5.00%, 12/01/25 ........... 14,578,490
10,000,000 State of California Current Refunding
GO,
5.00%, 12/01/27 ........... 10,890,944
10,000,000 State of California Current Refunding
GO,
5.00%, 10/01/37 ........... 11,562,650
9,500,000 State of California Current Refunding
GO,
5.00%, 04/01/27 ........... 10,204,181
15,000,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... 17,964,292
11,250,000 State of California Public
Improvements GO,
5.00%, 09/01/25 ........... 11,644,734
8,500,000 State of California Public
Improvements GO,
5.00%, 09/01/26 ........... 9,002,346
5,000,000 State of California Public
Improvements GO,
5.00%, 09/01/31 ........... 5,894,608
3,000,000 State of California Public
Improvements GO,
5.00%, 03/01/26 ........... 3,072,032
5,715,000 State of California Public
Improvements GO,
5.00%, 10/01/27 ........... 5,998,655
8,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 8,101,206
10,000,000 State of California School
Improvements GO,
1.75%, 11/01/30 ........... 8,437,684
Principal
Amount Value
California (continued)
$ 5,000,000 State of California Water Utility
Improvements GO,
5.22%, 03/01/24 ........... $ 4,998,640
5,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 5,496,873
7,265,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/29 ........... 8,179,034
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 12,077,962
234,668,642
Colorado — 0.9%
3,225,000 Adams & Arapahoe Joint School
District 28J Aurora Current
Refunding GO, (State Aid
Withholding),
5.00%, 12/01/24 ........... 3,280,036
6,175,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series A,
5.00%, 11/15/36 ........... 6,883,156
2,225,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series C,
5.00%, 11/15/27 ........... 2,415,783
11,220,000 City & County of Denver Co. Airport
System Revenue Airport &
Marina Improvements Refunding
Revenue Bonds, Series A,
5.00%, 12/01/28 ........... 12,078,499
10,000,000 City & County of Denver Co. Airport
System Revenue, Series A,
5.00%, 12/01/32 ........... 10,620,024
2,060,000 Colorado Higher Education Refunding
COP, Series A,
5.00%, 11/01/24 ........... 2,090,319
37,367,817
Connecticut — 2.5%
5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(b) ......... 5,468,166

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 11,200,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... $ 12,118,304
11,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series X-2,
5.00%, 07/01/37(c) ......... 13,337,925
1,000,000 Metropolitan District Refunding Notes
GO,
5.00%, 03/01/25 ........... 1,001,724
5,860,000 Metropolitan District Refunding Notes
GO, Series C, (AGM),
5.00%, 11/01/25 ........... 6,078,578
7,000,000 State of Connecticut Current
Refunding GO, Series B,
5.00%, 08/01/24 ........... 7,065,482
2,000,000 State of Connecticut Current
Refunding GO, Series D,
5.00%, 09/15/24 ........... 2,023,345
9,345,000 State of Connecticut Public
Improvements GO, Series A,
5.00%, 01/15/26 ........... 9,727,937
6,000,000 State of Connecticut Public
Improvements GO, Series A,
3.85%, 09/15/27 ........... 5,930,620
6,775,000 State of Connecticut Special Tax
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/30 ........... 7,758,514
10,000,000 State of Connecticut Special Tax
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/35 ........... 10,790,580
11,400,000 State of Connecticut Special Tax
Revenue Bonds, Series B,
5.00%, 10/01/35 ........... 12,430,484
1,900,000 State of Connecticut Transportation
Infrastructure Refunding Revenue
Bonds,
5.00%, 09/01/24 ........... 1,921,056
5,000,000 State of Connecticut Transportation
Infrastructure Revenue Bonds,
Series A,
5.00%, 09/01/27 ........... 5,047,793
100,700,508
Principal
Amount Value
Delaware — 1.7%
$ 2,000,000 Delaware River & Bay Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/25 ........... $ 2,035,735
1,665,000 Delaware River & Bay Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/26 ........... 1,735,684
10,000,000 Delaware State Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%, 10/01/45 ........... 10,531,476
9,430,000 Delaware Transportation Authority
Current Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 10,418,318
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/27 ........... 7,322,039
2,240,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/35 ........... 2,653,753
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 8,382,523
10,800,000 State of Delaware Public Facilities GO,
5.00%, 02/01/25 ........... 11,032,927
9,650,000 State of Delaware Public Facilities GO,
5.00%, 02/01/26 ........... 10,096,045
2,885,000 State of Delaware Public
Improvements GO,
5.00%, 03/01/24 ........... 2,889,585
67,098,085
District of Columbia — 2.3%
4,000,000 District of Columbia Current
Refunding GO, Series B,
5.00%, 06/01/24 ........... 4,024,574
3,660,000 District of Columbia Current
Refunding Revenue Bonds, Series
C,
5.00%, 12/01/26 ........... 3,895,006
4,145,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/01/25 ........... 4,236,546

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 8,800,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/01/26 ........... $ 9,199,763
3,500,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series B,
5.00%, 10/01/27 ........... 3,796,250
4,280,000 District of Columbia Income Tax
Revenue Bonds, Series A,
5.00%, 05/01/43 ........... 4,857,940
5,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/34 ........... 5,936,007
2,750,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,249,410
4,500,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/36 ........... 5,286,299
10,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/47 ........... 11,052,588
7,185,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.81%, 07/01/30 ........... 6,966,507
6,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.86%, 07/01/31 ........... 5,781,629
10,000,000 District of Columbia Water & Sewer
Authority Revenue Bonds, Series
A,
5.00%, 10/01/52 ........... 10,329,927
5,000,000 Metropolitan Washington Airports
Authority Aviation Current
Refunding Revenue Bonds,
5.00%, 10/01/25 ........... 5,132,181
8,875,000 Metropolitan Washington Airports
Authority Aviation Current
Refunding Revenue Bonds, Series
A,
5.00%, 10/01/24 ........... 8,958,865
92,703,492
Principal
Amount Value
Florida — 1.0%
$ 5,650,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/34 ........... $ 6,801,282
6,545,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/37 ........... 7,665,748
2,545,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/25 ........... 2,615,027
2,670,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 2,811,249
2,805,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 3,022,576
2,945,000 State of Florida Department of
Transportation Turnpike System
Revenue Highway Improvements
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 3,245,875
4,080,000 State of Florida Lottery Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/24 ........... 4,114,112
4,720,000 State of Florida Lottery Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/27 ........... 5,094,137
4,960,000 State of Florida Lottery Revenue
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/28 ........... 5,464,557
40,834,563
Georgia — 1.5%
18,480,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/44 ........... 18,537,201

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Georgia (continued)
$ 9,280,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/34 ........... $ 10,451,481
12,890,000 City of Atlanta GA Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/35 ........... 14,459,447
5,500,000 City of Atlanta GA Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00% , 07/01/27 ........... 5,814,021
10,000,000 State of Georgia Current Refunding
GO, Series C,
5.00%, 01/01/31 ........... 11,648,618
60,910,768
Hawaii — 3.7%
7,775,000 City & County of Honolulu GO,
Series E,
5.00%, 03/01/30 ........... 8,855,562
10,000,000 City & County of Honolulu HI
Refunding GO, Series A,
5.00%, 09/01/25 ........... 10,335,155
10,000,000 City & County of Honolulu Transit
Improvements GO, Series E,
5.00%, 03/01/29 ........... 11,178,045
2,000,000 State of Hawaii Airports System
Current Refunding Revenue
Bonds, Series E,
1.71%, 07/01/26 ........... 1,869,911
10,000,000 State of Hawaii Airports System
Refunding Revenue Bonds, Series
D,
5.00%, 07/01/33 ........... 11,335,949
6,015,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 6,575,700
10,350,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/31 ........... 11,401,903
Principal
Amount Value
Hawaii (continued)
$ 6,235,000 State of Hawaii Airports System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/32 ........... $ 6,828,546
20,000,000 State of Hawaii GO, Series GM,
5.33%, 04/01/24 ........... 20,001,500
4,165,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/27 ........... 4,402,799
7,330,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/28 ........... 7,850,768
10,420,000 State of Hawaii Harbor System
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
4.00%, 07/01/31 ........... 10,887,952
3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4.93%, 10/01/28 ........... 3,091,645
20,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.06%, 10/01/29 ........... 20,826,532
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.13%, 10/01/30 ........... 5,238,284
4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5.15%, 10/01/31 ........... 4,574,529
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.20%, 10/01/32 ........... 2,105,544
147,360,324
Idaho — 0.0%
1,250,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/38 ........... 1,443,626
Illinois — 0.3%
3,000,000 Illinois State Toll Highway Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/41 ........... 3,408,873

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Illinois (continued)
$ 5,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Advance Refunding GO, Series E,
2.53%, 12/01/32 ........... $ 4,244,198
2,650,000 University of Illinois Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/24 ........... 2,657,215
10,310,286
Iowa — 0.3%
2,250,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/25 ........... 2,323,065
2,075,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/26 ........... 2,191,161
1,375,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/28 ........... 1,523,249
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/31 ........... 3,744,607
3,000,000 State of Iowa Advance Refunding
Revenue Bonds, Series A,
5.00%, 06/01/28 ........... 3,146,889
12,928,971
Maryland — 5.8%
5,735,000 County of Anne Arundel School
Improvements GO,
5.00%, 04/01/27 ........... 5,875,913
9,205,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/26 ........... 9,621,258
5,000,000 County of Baltimore Public
Improvements COP,
5.00%, 03/01/27 ........... 5,351,281
4,540,000 County of Baltimore Refunding GO,
5.00%, 03/01/30 ........... 5,212,337
9,825,000 County of Howard Advance
Refunding GO, Series D,
5.00%, 02/15/27 ........... 10,525,872
13,515,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/24 ........... 13,652,125
13,915,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/36 ........... 16,148,118
Principal
Amount Value
Maryland (continued)
$ 3,185,000 County of Prince George's Public
School Improvements GO, Series
A,
5.00%, 09/15/25 ........... $ 3,297,244
15,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 08/01/24 ........... 15,141,801
10,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/30 ........... 11,554,133
15,000,000 County of Prince George's School
Improvements GO, Series A,
5.00%, 07/01/31 ........... 17,642,650
8,000,000 State of Maryland Advance Refunding
GO, Series B,
5.00%, 08/01/25 ........... 8,258,596
10,000,000 State of Maryland Department
of Transportation Transit
Improvements Revenue Bonds,
5.00%, 11/01/26 ........... 10,143,862
6,070,000 State of Maryland Public Facilities
GO, Series A,
5.00%, 08/01/34 ........... 7,117,669
11,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/27 ........... 11,864,069
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/28 ........... 22,071,410
10,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/29 ........... 11,290,404
4,855,000 State of Maryland School
Improvements GO, Series A,
5.00%, 03/15/31 ........... 5,572,380
10,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/31 ........... 11,744,059
8,400,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/32 ........... 10,041,160
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/36 ........... 17,646,944
1,675,000 University System of Maryland
Current Refunding Revenue
Bonds, Series A,
5.00%, 04/01/24 ........... 1,680,117
231,453,402

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Massachusetts — 6.0%
$ 3,900,000 City of Boston Public Improvements
GO, Series A,
5.00%, 11/01/31 ........... $ 4,678,340
12,285,000 City of Boston Public Improvements
GO, Series A,
5.00%, 11/01/35 ........... 15,003,248
3,670,000 City of Cambridge School
Improvements GO,
5.00%, 02/15/25 ........... 3,753,600
2,270,000 City of Lowell School Improvements
GO, (State Aid Withholding),
5.00%, 09/01/36 ........... 2,667,847
1,800,000 City of Lowell School Improvements
GO, (State Aid Withholding),
5.00%, 09/01/38 ........... 2,071,433
13,025,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 13,700,794
9,330,000 Commonwealth of Massachusetts
Advance Refunding GO, Series
C,
5.00%, 10/01/26 ........... 9,901,440
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/29 ........... 11,359,099
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/30 ........... 11,541,772
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/31 ........... 11,745,273
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 09/01/27 ........... 10,844,129
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 10/01/32 ........... 11,962,988
2,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
C,
5.00%, 07/01/32 ........... 2,059,452
11,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/32 ........... 13,010,655
7,700,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/30 ........... 8,780,055
Principal
Amount Value
Massachusetts (continued)
$ 5,000,000 Commonwealth of Massachusetts
Transportation Fund Advance
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/27 ........... $ 5,273,556
9,000,000 Massachusetts Bay Transportation
Authority Sales Tax Revenue
Transit Improvements Revenue
Bonds, Subseries A-1,
5.00%, 07/01/43 ........... 10,226,406
7,280,000 Massachusetts Clean Water Trust
Advance Green Revenue Bonds,
Series 2020,
5.00%, 02/01/36 ........... 7,416,506
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/25 ........... 3,574,443
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/26 ........... 2,091,251
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/27 ........... 3,751,568
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/28 ........... 2,741,067
2,160,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/29 ........... 2,420,417
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/30 ........... 2,292,536
2,750,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/31 ........... 3,212,156
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/32 ........... 2,972,940
1,515,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/33 ........... 1,833,437

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 1,750,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/29 ........... $ 1,960,986
2,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/30 ........... 2,292,536
3,500,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/33 ........... 4,235,663
1,000,000 Massachusetts Clean Water Trust
Green Revenue Bonds,
5.00%, 02/01/41 ........... 1,134,931
1,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/40 ........... 1,139,294
2,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/41 ........... 2,269,863
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/42 ........... 5,536,749
4,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/43 ........... 4,506,424
5,035,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds, Series 23B,
5.00%, 02/01/32 ........... 5,874,518
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 10,911,398
5,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/15/33 ........... 5,262,609
10,000,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series D,
5.00%, 07/01/47 ........... 11,011,580
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 5,680,499
242,703,458
Principal
Amount Value
Michigan — 0.5%
$ 1,735,000 Michigan State University Current
Refunding Revenue Bonds, Series
C,
5.00%, 02/15/35 ........... $ 1,939,939
2,900,000 Michigan State University Current
Refunding Revenue Bonds, Series
RE,
5.00%, 02/15/24 ........... 2,901,869
2,500,000 Michigan State University Current
Refunding Revenue Bonds, Series
RE,
5.00%, 08/15/24 ........... 2,525,531
3,000,000 State of Michigan Trunk Line Revenue
Highway Improvements Revenue
Bonds,
5.00%, 11/15/26 ........... 3,185,877
6,270,000 State of Michigan Trunk Line Revenue
Highway Improvements Revenue
Bonds,
5.00%, 11/15/36 ........... 7,518,483
3,000,000 University of Michigan University &
College Improvements Revenue
Bonds, Series A,
5.00%, 04/01/26 ........... 3,143,606
21,215,305
Minnesota — 1.0%
7,300,000 Rosemount-Apple Valley-Eagan
Independent School District No
196 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/26 ........... 7,621,461
7,500,000 State of Minnesota Highway
Improvements GO, Series B,
5.00%, 08/01/25 ........... 7,742,434
2,910,000 State of Minnesota Public
Improvements COP,
5.00%, 06/01/26 ........... 2,927,201
10,000,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 09/01/25 ........... 10,343,011
3,640,000 State of Minnesota School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 4,123,392
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5.00%, 08/01/38 ........... 8,530,562
41,288,061

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Missouri — 0.8%
$ 10,245,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/01/33 ........... $ 12,075,607
20,000,000 Missouri Highway & Transportation
Commission Revenue Bonds,
Series A,
5.00%, 05/01/24 ........... 20,091,810
32,167,417
Nebraska — 0.2%
2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/27 ........... 2,545,885
2,850,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/31 ........... 3,343,597
2,995,000 Metropolitan Utilities District of
Omaha Water System Revenue
Water Utility Improvements
Revenue Bonds,
5.00%, 12/01/32 ........... 3,571,975
9,461,457
Nevada — 1.1%
18,515,000 State of Nevada Public Improvements
GO, Series A,
5.00%, 05/01/24 ........... 18,606,003
20,915,000 State of Nevada Public Improvements
GO, Series A,
5.00%, 05/01/36 ........... 25,058,354
43,664,357
New Jersey — 4.2%
7,500,000 Middlesex County Improvement
Authority University & College
Improvements Revenue Bonds,
5.00%, 08/15/53 ........... 8,266,211
13,500,000 New Jersey Economic Development
Authority Current Refunding
Revenue Bonds, Series RRR,
5.00%, 03/01/24 ........... 13,518,681
1,650,000 New Jersey Economic Development
Authority Revenue Bonds, Series
A,
5.00%, 11/01/24 ........... 1,672,897
Principal
Amount Value
New Jersey (continued)
$ 1,815,000 New Jersey Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series I,
5.00%, 07/01/34 ........... $ 1,959,035
6,535,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/25 ........... 6,682,843
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/27 ........... 10,745,580
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/32 ........... 11,909,292
10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5.00%, 09/01/47 ........... 11,136,375
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... 3,692,901
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 8,397,958
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 5,777,526
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... 1,066,101
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 8,259,904
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 4,788,675

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 4,250,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... $ 4,608,306
3,755,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/29 ........... 4,177,532
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/30 ........... 3,863,789
2,775,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/27 ........... 2,958,429
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/29 ........... 2,655,249
2,145,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/29 ........... 2,156,858
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/34 ........... 4,225,912
3,750,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/42 ........... 4,185,637
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/46 ........... 13,228,908
3,250,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... 3,307,659
3,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series E,
5.00%, 01/01/33 ........... 3,051,218
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,797,129
Principal
Amount Value
New Jersey (continued)
$ 20,000,000 State of New Jersey COVID-19 GO,
Series A,
5.00%, 06/01/24 ........... $ 20,119,550
168,210,155
New York — 14.1%
8,360,000 City of New York Current Refunding
GO, Series A-1,
5.00%, 08/01/30 ........... 9,609,483
10,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/24 ........... 10,095,523
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/26 ........... 5,276,184
5,000,000 City of New York Current Refunding
GO, Series B-1,
5.00%, 08/01/28 ........... 5,516,666
5,000,000 City of New York Current Refunding
GO, Series D,
5.00%, 08/01/25 ........... 5,157,904
9,400,000 City of New York Current Refunding
GO, Series E,
5.00%, 08/01/24 ........... 9,489,792
15,000,000 City of New York Current Refunding
GO, Series F-2,
5.13%, 08/01/24 ........... 14,998,359
5,000,000 City of New York Public
Improvements GO, Series B-2,
5.37%, 10/01/25 ........... 5,052,539
12,335,000 City of New York Public
Improvements GO, Series B-2,
5.31%, 10/01/27 ........... 12,721,724
8,890,000 City of New York Public
Improvements GO, Subseries
D-2,
3.66%, 12/01/26 ........... 8,719,060
19,825,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4.57%, 04/01/28 ........... 20,035,018
9,450,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5.00%, 08/01/25(c) ......... 9,748,438
2,055,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5.25%, 11/15/31 ........... 2,179,795

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 3,545,000 New York City Municipal Water
Finance Authority Current
Refunding Revenue Bonds, Series
AA,
5.00%, 06/15/24 ........... $ 3,571,711
10,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/30 ........... 11,517,477
5,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/31 ........... 5,858,953
10,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/32 ........... 11,912,158
5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Current Refunding Revenue
Bonds, Series D,
5.00%, 11/01/29 ........... 5,690,164
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Cash Flow Management
Revenue Bonds, Series F-2,
4.90%, 02/01/32 ........... 10,060,392
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds,
5.00%, 02/01/31 ........... 9,555,152
4,210,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series D1,
5.00%, 02/01/29 ........... 4,221,019
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.00%, 11/01/28 ........... 14,380,408
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.05%, 11/01/29 ........... 15,457,275
Principal
Amount Value
New York (continued)
$ 15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.15%, 11/01/30 ........... $ 15,546,685
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.25%, 11/01/31 ........... 10,415,638
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series D-2,
5.35%, 11/01/32 ........... 14,671,826
1,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue, Series B,
5.00%, 05/01/25 ........... 1,025,543
1,785,000 New York City Transitional Finance
Authority Public Improvements
Revenue, Series B,
5.00%, 05/01/26 ........... 1,872,514
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue, Series B,
5.00%, 05/01/27 ........... 2,151,035
7,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue, Series B,
5.00%, 05/01/36 ........... 8,360,204
2,500,000 New York City Transitional Finance
Authority Public Improvements
Revenue, Series B,
5.00%, 05/01/37 ........... 2,954,978
2,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 03/15/31 ........... 2,059,338
8,000,000 New York State Dormitory Authority
Correctional Facilities
Improvements Revenue Bonds,
Series A-1,
5.00%, 03/15/36 ........... 9,475,546
2,250,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5.00%, 03/15/37 ........... 2,634,821

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5.00%, 02/15/28(a) ......... $ 5,107,805
4,660,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5.00%, 02/15/26(a) ......... 4,663,174
13,320,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/32 ........... 14,905,274
12,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Group 2, Series A,
5.00%, 03/15/29 ........... 13,068,463
5,200,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%, 03/15/25(a) ......... 5,211,897
6,290,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5.00%, 03/15/27 ........... 6,750,905
10,000,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series C,
5.00%, 03/15/27 ........... 10,738,984
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/25 ........... 5,117,086
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26 ........... 5,236,051
5,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/28 ........... 5,497,517
4,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/29 ........... 4,494,617
Principal
Amount Value
New York (continued)
$ 4,500,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/30 ........... $ 5,142,686
14,000,000 New York State Dormitory
Authority University & College
Improvements Revenue Bonds,
Series F,
5.29%, 03/15/25 ........... 14,037,741
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5.00%, 03/15/26(a) ......... 1,754,004
5,000,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5.00%, 06/15/29 ........... 5,031,381
7,850,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series P,
5.00%, 01/01/25 ........... 7,986,354
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 11,452,682
2,000,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/24 ........... 2,004,545
2,105,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/27(a) ......... 2,201,016
5,835,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series B,
5.00%, 03/15/25 ........... 5,969,040
11,970,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 09/15/28 ........... 13,275,369
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 11,483,285
10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 11,692,210

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
New York (continued)
$ 10,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/32 ........... $ 11,893,104
20,000,000 New York State Urban Development
Corp. Transit Improvements
Revenue Bonds, Series A,
5.00%, 03/15/36 ........... 23,908,368
10,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
4.50%, 11/01/41(b) ......... 10,000,000
3,500,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00% , 05/15/27 ........... 3,773,381
7,000,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds,
5.00%, 05/15/31 ........... 8,204,019
5,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/27 ........... 5,146,239
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... 10,526,355
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 10,798,300
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 7,188,640
10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/31 ........... 11,549,543
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 11,540,795
569,344,152
North Carolina — 2.7%
10,000,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/24 ........... 10,082,779
11,680,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/25 ........... 12,034,173
Principal
Amount Value
North Carolina (continued)
$ 3,295,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/28 ........... $ 3,643,241
2,375,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/29 ........... 2,686,575
3,750,000 City of Charlotte GO, Series A,
6.00%, 06/01/24 ........... 3,764,684
3,000,000 City of Charlotte GO, Series A,
4.75%, 06/01/33 ........... 3,061,649
5,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds, Series A,
5.00%, 07/01/30 ........... 5,777,066
5,000,000 City of Charlotte NC Water & Sewer
System Refunding Revenue
Bonds, Series A,
5.00%, 07/01/31 ........... 5,884,599
10,000,000 City of Raleigh NC Combined
Enterprise System Current
Refunding Revenue Bonds,
5.00%, 09/01/32 ........... 12,023,429
2,600,000 County of Forsyth School
Improvements GO, Series B,
5.00%, 06/01/30 ........... 2,997,652
11,645,000 County of Mecklenburg GO,
5.00%, 09/01/26 ........... 12,336,206
6,555,000 County of Union School
Improvements GO,
5.00%, 09/01/24 ........... 6,633,330
5,995,000 County of Union School
Improvements GO,
5.00%, 09/01/25 ........... 6,205,350
5,000,000 County of Wake Current Refunding
GO, Series B,
5.00%, 05/01/31 ........... 5,866,826
1,000,000 State of North Carolina Advance
Refunding Revenue Bonds, Series
B,
5.00%, 05/01/24 ........... 1,004,765
2,000,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/25 ........... 2,052,575
3,250,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series A,
5.00%, 05/01/27 ........... 3,494,380

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 7,600,000 State of North Carolina Highway
Improvements Revenue Bonds,
Series B,
5.00%, 05/01/28 ........... $ 8,348,596
107,897,875
Ohio — 2.4%
4,435,000 City of Columbus Transit
Improvements GO, Series A,
5.00%, 04/01/32 ........... 4,906,476
1,000,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/26 ........... 1,015,726
1,515,000 County of Hamilton Sewer System
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/27 ........... 1,537,325
17,050,000 Ohio State University (The) University
& College Improvements
Revenue Bonds, Series B,
5.00%, 12/01/33 ........... 20,385,867
5,125,000 Ohio State University (The) University
& College Improvements
Revenue Bonds, Series B,
5.00%, 12/01/35 ........... 6,076,233
3,000,000 Ohio Water Development Authority
Revenue Bonds,
5.00%, 06/01/26 ........... 3,155,302
10,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bond, Series
2015-A,
5.00%, 12/01/24 ........... 10,170,654
5,000,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Revenue Bonds, Series C,
5.00%, 12/01/33 ........... 6,072,270
10,285,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds,
5.00%, 06/01/28 ........... 11,237,492
8,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/33 ........... 9,715,632
3,575,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series B,
5.00%, 06/01/26 ........... 3,760,068
Principal
Amount Value
Ohio (continued)
$ 10,000,000 State of Ohio Advance Refunding GO,
Series A,
5.00%, 12/15/24 ........... $ 10,179,225
2,250,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/24 ........... 2,289,352
1,200,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/25 ........... 1,248,551
5,445,000 State of Ohio University and College
Improvements GO, Series A,
5.00%, 05/01/28 ........... 5,574,768
97,324,941
Oklahoma — 0.2%
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3.68%, 07/01/29 ........... 5,476,512
2,985,000 Oklahoma Turnpike Authority
Refunding Revenue Bonds, Series
D,
5.00%, 01/01/28 ........... 3,243,172
8,719,684
Oregon — 1.1%
11,960,000 City of Portland OR Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 12/01/24 ........... 12,159,155
9,535,000 Multnomah County School
District No 1 Portland School
Improvements GO, (School
Board GTY),
5.00%, 06/15/30 ........... 10,946,757
10,350,000 State of Oregon Facilities
Improvements GO, Series A,
5.00%, 05/01/25 ........... 10,622,075
10,110,000 State of Oregon Public Facilities GO,
Series A,
5.00%, 05/01/42 ........... 11,548,272
45,276,259
Pennsylvania — 1.4%
6,700,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/25 ........... 6,922,450
10,000,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/26 ........... 10,573,026

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Pennsylvania (continued)
$ 7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... $ 7,356,906
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 6,330,898
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 6,880,336
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... 9,505,180
6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... 7,398,210
54,967,006
South Carolina — 0.1%
4,010,000 Darlington County School District
School Improvements GO,
(South Carolina School District
Enhancement),
5.00%, 03/01/27 ........... 4,288,042
Tennessee — 0.5%
5,000,000 County of Rutherford School
Improvements GO,
5.00%, 04/01/24 ........... 5,015,442
9,820,000 County of Rutherford School
Improvements GO,
5.00%, 04/01/37 ........... 11,591,342
2,165,000 Tennessee State School Bond Authority
Pre-refunded Advance Refunding
Revenue Bonds, Series B, (State
Aid Intercept Program),
5.00%, 11/01/30(a) ......... 2,246,131
18,852,915
Texas — 16.7%
2,000,000 Alamo Community College
District University & College
Improvements GO,
5.00%, 02/15/26 ........... 2,088,765
7,000,000 Board of Regents of the University of
Texas System Advance Refunding
Revenue Bonds, Series C,
5.00%, 08/15/26 ........... 7,388,138
Principal
Amount Value
Texas (continued)
$ 8,035,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/32 ........... $ 9,013,019
8,620,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/31 ........... 10,115,462
5,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5 .00%, 08/15/32 ........... 5,956,004
10,500,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/34 ........... 12,408,493
1,065,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... 1,075,931
11,725,000 Carrollton-Farmers Branch
Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 11,732,425
2,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00%, 11/15/25 ........... 2,044,164
5,000,000 City of Austin TX Airport System
Revenue Airport & Marina
Improvements Revenue Bonds,
5.00% , 11/15/28 ........... 5,378,735
3,890,000 City of Austin TX Water &
Wastewater System Advance
Refunding Revenue Bonds,
5.00%, 11/15/27 ........... 4,226,478
2,185,000 City of Austin TX Water &
Wastewater System Current
Refunding Revenue Bonds,
5.00%, 11/15/30 ........... 2,528,854
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... 5,288,197
5,000,000 City of El Paso TX Water &
Sewer Revenue Water Utility
Improvements Revenue Bonds,
5.00%, 03/01/30 ........... 5,670,767

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,145,000 City of Fort Worth Water & Sewer
System Improvements Refunding
Revenue Bonds,
5.00%, 02/15/25 ........... $ 5,253,712
5,720,000 Clear Creek Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/34 ........... 6,770,415
8,340,000 Clear Creek Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/37 ........... 9,669,948
9,500,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 9,700,578
2,000,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/38 ........... 2,342,492
6,725,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/41 ........... 7,722,934
7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/29(a) ......... 7,850,558
18,695,000 County of Bexar GO,
5.00%, 06/15/49 ........... 20,689,616
2,225,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/27 ........... 2,403,347
2,100,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/28 ........... 2,317,080
3,500,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... 3,937,355
6,800,000 County of Harris TX Toll Road
Current Refunding Revenue
Bonds, Series A,
5.00%, 08/15/30 ........... 7,790,800
1,850,000 County of Williamson Limited Tax
Advance Refunding GO,
5.00%, 02/15/24 ........... 1,851,260
Principal
Amount Value
Texas (continued)
$ 10,000,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 02/15/30 ........... $ 11,350,734
2,500,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/25 ........... 2,552,000
8,355,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/35 ........... 9,937,070
2,500,000 Dallas Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/38 ........... 2,895,003
5,000,000 Deer Park Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 5,478,795
7,715,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/26(a) ......... 7,869,431
2,500,000 Denton Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 2,606,833
5,000,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/34 ........... 6,009,517
3,750,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/35 ........... 4,485,267
2,500,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/36 ........... 2,966,082
3,500,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 3,859,142
1,500,000 El Paso Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/25 ........... 1,516,833
4,545,000 Fort Bend Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/24 ........... 4,590,931

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 6,625,000 Fort Bend Independent School District
Refunding GO, (PSF-GTD),
5.00%, 08/15/24 ........... $ 6,691,951
2,000,000 Fort Bend Independent School
District Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 2,062,835
8,230,000 Georgetown Independent School
District Current Refunding GO,
Series A, (PSF-GTD),
5.00%, 08/15/24 ........... 8,312,732
8,000,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/24 ........... 8,005,243
9,850,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/37 ........... 11,244,074
5,000,000 Hays Consolidated Independent
School District School
Improvements GO, (PSF-GTD),
5.00%, 02/15/24 ........... 5,003,056
20,000,000 Houston Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 02/15/24 ........... 20,012,814
2,455,000 Irving Independent School District
Advance Refunding GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 2,456,491
11,050,000 Irving Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/34 ........... 13,035,102
1,750,000 Judson Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/01/37 ........... 2,070,435
12,635,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/24 ........... 12,757,568
10,970,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/35 ........... 13,055,773
11,585,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 11,592,464
Principal
Amount Value
Texas (continued)
$ 5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... $ 5,343,074
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 5,458,896
5,000,000 Lewisville Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/28 ........... 5,507,849
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 10,435,412
10,000,000 Lone Star College System University
& College Improvements GO,
Series A,
5.00%, 02/15/25 ........... 10,206,149
16,280,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 17,434,289
10,000,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5.00%, 07/01/34 ........... 11,755,957
14,110,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5.00%, 07/01/36 ........... 16,413,754
7,500,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/40 ........... 8,585,783
10,000,000 Permanent University Fund -
University of Texas System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/41 ........... 11,397,643
10,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/26 ........... 10,531,421
6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/27 ........... 6,471,517

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/30 ........... $ 7,464,328
4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/31 ........... 5,165,315
3,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/32 ........... 4,151,874
5,000,000 Pflugerville Independent School
District School Improvements
GO, Series B, (PSF-GTD),
5.00%, 02/15/35(c) ......... 5,743,563
1,700,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/24 ........... 1,701,045
2,435,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,531,206
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 1,299,136
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/31 ........... 1,299,136
1,000,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/24 ........... 1,005,371
2,000,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/25 ........... 2,053,354
2,500,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/26 ........... 2,622,688
2,500,000 Sherman Independent School District
School Improvements GO, Series
B, (PSF-GTD),
5.00%, 02/15/36 ........... 2,946,994
Principal
Amount Value
Texas (continued)
$ 9,000,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/26 ........... $ 9,385,610
5,750,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/27 ........... 6,139,249
9,450,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/29 ........... 10,528,095
7,180,000 Spring Independent School District
Advance Refunding GO, Series A,
5.00%, 08/15/28 ........... 7,537,565
3,720,000 State of Texas Highway Improvements
GO,
5.00%, 04/01/44(a) ......... 3,730,747
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
5.00%, 10/01/26 ........... 5,299,609
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... 4,674,625
5,000,000 State of Texas Refunding GO, Series B,
1.94%, 10/01/31 ........... 4,220,706
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,316,181
5,000,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/28 ........... 5,168,232
6,500,000 State of Texas Transportation
Commission Highway
Improvements GO,
5.00%, 04/01/25 ........... 6,659,262
1,000,000 State of Texas, Water Financial
Assistance Refunding GO,
Subseries B-2,
5.00%, 08/01/28 ........... 1,007,611
3,000,000 Texas A&M University & College
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 3,446,464
17,185,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/30 ........... 19,506,236

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 15,585,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/31 ........... $ 17,998,559
16,690,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/32 ........... 19,594,384
5,000,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/33 ........... 5,965,026
5,785,000 Texas Transportation Commission
State Highway Fund First Tier
Advance Refunding Revenue
Bonds,
5.00%, 10/01/24 ........... 5,862,558
4,250,000 Texas Transportation Commission
State Highway Fund Highway
Improvements Revenue Bonds
Series A,
5.00%, 10/01/26 ........... 4,497,917
2,250,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/28 ........... 2,482,499
2,085,000 United Independent School District
GO, (PSF-GTD),
5.00%, 08/15/25 ........... 2,152,731
5,500,000 University of Houston University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/38 ........... 6,221,764
5,000,000 Waxahachie Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/24 ........... 5,003,222
673,558,309
Utah — 0.8%
2,950,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/26 ........... 3,057,735
Principal
Amount Value
Utah (continued)
$ 2,500,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/30 ........... $ 2,740,293
10,000,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/33 ........... 11,077,821
6,000,000 City of Salt Lake City UT Airport
Revenue Airport & Marina
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/34 ........... 6,782,554
10,000,000 County of Utah Health Care Facilities
Revenue Bonds,
4.00%, 05/15/41 ........... 10,019,668
33,678,071
Virginia — 3.4%
8,000,000 City of Norfolk Public Improvements
GO, Series A, (State Aid
Withholding),
5.00%, 09/01/33 ........... 9,575,012
3,330,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/25 ........... 3,424,838
7,430,000 Commonwealth of Virginia Advance
Refunding GO, Series B, (State
Aid Withholding),
5.00%, 06/01/28 ........... 7,651,418
5,000,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/27 ........... 5,376,093
7,965,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
5.00%, 10/01/29 ........... 8,570,882
7,555,000 County of Loudoun GO, Series A,
(State Aid Withholding),
5.00%, 12/01/25 ........... 7,860,292
6,880,000 Hampton Roads Sanitation District
Refunding Revenue Bonds, Sub-
Series B,
4.35%, 08/01/46(b) ......... 6,880,000

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Virginia (continued)
$ 3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... $ 3,526,810
16,330,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 17,111,924
4,460,000 Loudoun County Sanitation Authority
Advance Refunding Revenue
Bonds,
5.00%, 01/01/29 ........... 4,532,716
6,500,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/24 ........... 6,500,000
5,725,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/27 ........... 6,117,677
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/28 ........... 5,462,193
6,540,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/29 ........... 7,312,154
5,000,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/38 ........... 5,677,879
5,375,000 Virginia Commonwealth
Transportation Board Advance
Refunding Revenue Bonds, Series
A,
5.00%, 05/15/28 ........... 5,830,716
5,000,000 Virginia Commonwealth
Transportation Board Transit
Improvements Revenue Bonds,
5.00%, 05/15/27 ........... 5,249,926
4,450,000 Virginia Public School Authority
Advance Refunding Revenue
Bonds, (State Aid Intercept
Program),
5.00%, 08/01/24 ........... 4,494,710
2,645,000 Virginia Public School Authority
School Improvements Revenue
Bonds, (State Aid Withholding),
5.00%, 08/01/25 ........... 2,730,498
Principal
Amount Value
Virginia (continued)
$ 3,475,000 Virginia Public School Authority
School Improvements Revenue
Bonds, (State Aid Withholding),
5.00%, 08/01/29 ........... $ 3,936,480
2,280,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00% , 02/01/27 ........... 2,437,065
3,325,000 Virginia Public School Authority
School Improvements Revenue
Bonds, Series 2022, (State Aid
Withholding),
5.00%, 02/01/28 ........... 3,632,359
2,000,000 Virginia Resources Authority Advance
Refunding Revenue,
5 .00%, 11/01/26 ........... 2,126,294
136,017,936
Washington — 7.1%
4,535,000 City of Seattle WA Municipal Light
& Power Revenue Electric Light
& Power Improvements Revenue
Bonds, Series A,
5.00%, 03/01/30 ........... 5,165,270
5,395,000 County of King Refunding GO,
5.00%, 07/01/26 ........... 5,493,240
9,000,000 County of King School District
No 411 Issaquah School
Improvements GO, (School
Board GTY),
5.00%, 12/01/32 ........... 9,703,313
8,000,000 County of King WA Sewer Revenue
Sewer Improvements Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 8,794,344
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 10,528,134
2,000,000 King County School District No 403
Renton School Improvements
GO, (School Board GTY),
5.00%, 12/01/24 ........... 2,033,634
5,000,000 Port of Seattle Refunding GO,
5.00%, 06/01/24 ........... 5,032,378
5,000,000 Snohomish County School District
No 201 Refunding GO, (School
Board GTY),
5.00%, 12/01/25 ........... 5,031,153

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 6,000,000 Spokane County School District No
81 Spokane School Improvements
GO, (School Board GTY),
5.00%, 12/01/36 ........... $ 7,042,196
10,000,000 State of Washington Current
Refunding GO, Series R-2022C,
Group 1,
5.00%, 07/01/24 ........... 10,079,882
10,000,000 State of Washington Current
Refunding GO, Series R-2022D,
Group 1,
5.00%, 07/01/24 ........... 10,079,882
11,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/36 ........... 13,018,297
20,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/37 ........... 23,452,252
11,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/38 ........... 12,799,692
11,400,000 State of Washington Current
Refunding GO, Series R-2023B,
5.00%, 07/01/24 ........... 11,491,065
6,650,000 State of Washington Highway
Improvements GO, Series D,
5.00%, 02/01/43 ........... 7,025,780
15,635,000 State of Washington Refunding GO,
Series R-2015,
5.00%, 07/01/25 ........... 15,765,510
24,710,000 State of Washington School
Improvements GO, Series
2024-A,
5.00%, 08/01/42 ........... 28,199,307
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/39 ........... 17,287,732
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/40 ........... 17,177,030
15,000,000 State of Washington School
Improvements GO, Series B,
Group 2,
5.00%, 02/01/42 ........... 17,021,921
8,975,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/44 ........... 9,853,551
Principal
Amount Value
Washington (continued)
$ 22,645,000 State of Washington School
Improvements GO, Series C,
Group 1,
5.00%, 02/01/35 ........... $ 27,298,210
4,435,000 Yakima County School District No 7
Yakima Advance Refunding GO,
(School Board GTY),
5.00%, 12/01/24 ........... 4,509,584
283,883,357
Wisconsin — 1.5%
4,700,000 State of Wisconsin Clean Water
Fund Leveraged Loan Portfolio
Advance Refunding Revenue
Bonds,
5.00%, 06/01/29(a) ......... 4,727,315
5,780,000 State of Wisconsin Crossover
Refunding GO, Series 2,
5.00%, 11/01/27 ........... 6,208,338
2,000,000 State of Wisconsin Current Refunding
GO, Series 4,
5.00%, 05/01/30 ........... 2,288,500
10,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/29(a) ......... 10,748,703
13,780,000 State of Wisconsin GO, Series A,
5 .00%, 05/01/38 ........... 15,746,377
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5.00%, 05/01/32 ........... 9,327,682
6,000,000 Wisconsin Department of
Transportation Advance
Refunding Revenue Bonds, Series
1,
1.01%, 07/01/26 ........... 5,529,795
7,250,000 Wisconsin Health & Educational
Facilities Authority Advance
Refunding Revenue Bonds,
5.00%, 08/15/54(b) ......... 7,526,717
62,103,427
Total Municipal Bonds
(Cost $3,752,410,431)
3,777,329,649
CORPORATE BONDS — 1.4%
United States — 1.4%
1,675,000 Andrew W Mellon Foundation (The),
Series 2020,
0.95%, 08/01/27 ........... 1,482,095

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2024
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
United States (continued)
$ 5,000,000 Baylor Scott & White Holdings, Series
2021,
0.83%, 11/15/25 ........... $ 4,628,572
8,000,000 Brown University, Series A,
1.91%, 09/01/30 ........... 6,737,756
5,000,000 Leland Stanford Junior University,
1.29%, 06/01/27 ........... 4,522,561
20,000,000 SSM Health Care Corp.,
4.89%, 06/01/28 ........... 20,204,186
20,000,000 Yale University, Series 2020,
0.87%, 04/15/25 ........... 19,122,149
Total Corporate Bonds
(Cost $59,226,527)
56,697,319
U.S. GOVERNMENT SECURITIES — 2.4%
U.S. Treasury Notes — 2.4%
18,000,000 4.25%, 10/15/25 ............... 17,976,094
82,000,000 3.50%, 02/15/33 ............... 79,113,985
Total U.S. Government Securities
(Cost $95,862,586)
97,090,079
Shares
INVESTMENT COMPANY — 3.4%
135,963,335 Federated Hermes Government
Obligations Fund , 5.26%(d) .. 135,963,335
Total Investment Company
(Cost $135,963,335)
135,963,335
TOTAL INVESTMENTS — 100.9%
(Cost $4,043,462,879)
$ 4,067,080,382
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.9)%
(35,528,547)
NET ASSETS — 100.0%
$ 4,031,551,835
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Floating rate security. Rate shown is the rate in effect as of January
31, 2024.
(c) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(d) The rate shown represents the current yield as of January 31, 2024.
AGM — Assured Guaranty Municipal Corp.
COP — Certificates of Participation
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
Alabama .................................... 0.4%
Arizona ..................................... 1.7
California ................................... 5.8
Colorado .................................... 0.9
Connecticut ................................. 2.5
Delaware .................................... 1.7
District of Columbia ........................... 2.3
Florida ..................................... 1.0
Georgia ..................................... 1.5
Hawaii ..................................... 3.7
Idaho ...................................... 0.0 *
Illinois ..................................... 0.3
Iowa ....................................... 0.3
Maryland ................................... 5.8
Massachusetts ................................ 6.0
Michigan ................................... 0.5
Minnesota ................................... 1.0
Missouri .................................... 0.8
Nebraska .................................... 0.2
Nevada ..................................... 1.1
New Jersey .................................. 4.2
New York ................................... 14.1
North Carolina ............................... 2.7
Ohio ....................................... 2.4
Oklahoma ................................... 0.2
Oregon ..................................... 1.1
Pennsylvania ................................. 1.4
South Carolina ............................... 0.1
Tennessee ................................... 0.5
Texas ....................................... 16.7
Utah ....................................... 0.8
Virginia .................................... 3.4
Washington .................................. 7.1
Wisconsin ................................... 1.5
Other
**
..................................... 6.3
100.0%
* Represents less than 0.01% of net assets.
** Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.